Warrants - Warrants (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrant Shares [Rollforward]
Outstanding at beginning of period	2,053,145	1,089,474
Granted during the period		5,374,371
Forfeited/cancelled during the period		(1,089,474)
Excercised during the period	(1,485,809)	(3,321,226)
Outstanding at end of period	567,336	2,053,145
Weighted Average Exercise Price Per Common Share
Outstanding at beginning of period	$ 2.63	$ 4.00
Granted during the period		2.62
Forfeited/Canceled during the period		4.00
Exercised during the period	2.62	2.62
Outstanding at end of period	$ 2.66	$ 2.63
Weighted Average Life per Warrant
Outstanding at beginning of period	4 years 5 days